SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Summary of the share options activities

A summary of the share options activities under the Amended 2016 Plan and the 2018 Plan for the year ended December 31, 2023 was presented below:

		Weighted	Weighted
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	shares	price	years	value
		US$		US$
Outstanding at January 1, 2023	4,414,608	2.11	—	—
Exercised	(464,300)	0.20	—	—
Forfeited/Expired	(7,250)	0.20	—	—
Outstanding at December 31, 2023	3,943,058	2.34	4.56	1,190,466
Exercisable as of December 31, 2023	3,943,058	2.34	4.56	1,190,466

Summary of the restricted share units activities

A summary of the restricted share units activities for the year ended December 31, 2023 was presented below:

		Weighted
		average grant
	Number of	date fair
	shares	value
		US$
Unvested as of January 1, 2023	3,890,658	4.59

Granted	232,000	2.31
Vested	(1,507,862)	4.44
Forfeited	(611,722)	4.30

Unvested as of December 31, 2023	2,003,074	4.53

Schedule of share-based compensation expenses recognized

Total share-based compensation expenses recognized for the years ended December 31, 2021, 2022 and 2023 were allocated to the following expense items:

	For the Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	846,833	1,224,796	1,237,902
Selling and marketing expenses	13,292,632	15,433,684	9,991,688
Research and development expenses	17,062,024	22,361,742	21,653,946
General and administrative expenses	16,016,667	19,198,964	14,775,768
Total share-based compensation expense	47,218,156	58,219,186	47,659,304

Share options
Schedule of share-based compensation expenses recognized

Compensation expenses recognized for share options for the years ended December 31, 2021, 2022 and 2023 were allocated to the following expense items:

	For the Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	8,318	—	—
Selling and marketing expenses	2,235,102	1,936,414	905,764
Research and development expenses	4,018,126	3,862,189	2,191,242
General and administrative expenses	6,649,255	5,008,382	3,047,542
Total share options compensation expenses	12,910,801	10,806,985	6,144,548

No share options had been granted for the years ended December 31, 2021, 2022 and 2023. The total intrinsic value of share options exercised for the years ended December 31, 2021, 2022 and 2023, were RMB77,271,754, RMB3,708,615 and RMB4,799,425, respectively. The total fair value of shares vested for the years ended December 31, 2021, 2022 and 2023 were RMB15,732,201, RMB10,976,490 and RMB11,027,023, respectively.

Unvested restricted share units
Schedule of share-based compensation expenses recognized

Compensation expenses recognized for restricted share units for the years ended December 31, 2021, 2022 and 2023 were allocated to the following expense items:

	For the Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	838,515	1,224,796	1,237,902
Selling and marketing expenses	11,057,530	13,497,270	9,085,924
Research and development expenses	13,043,898	18,499,553	19,462,704
General and administrative expenses	9,367,412	14,190,582	11,728,226
Total restricted share units compensation expenses	34,307,355	47,412,201	41,514,756